Revenues and Deferred Revenue - Schedule of Movement of the Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Disaggregation Of Revenue [Abstract]
Beginning balance (current and noncurrent)	¥ 3,286,025	¥ 2,110,428
Additions	2,236,638	3,214,400
Deductions	(2,293,893)	(2,038,803)
Ending balance (current and noncurrent)	3,228,770	3,286,025
Deferred revenue, current	1,670,076	1,765,085	$ 239,891
Deferred revenue, non-current	¥ 1,558,694	¥ 1,520,940	$ 223,892